Segmented Information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segmented Information	Segmented Information
Based on the primary products we produce and our development projects, we have five reportable segments that we report to our Chief Executive Officer – copper, zinc, steelmaking coal, energy and corporate. The corporate segment includes all of our initiatives in other commodities, our corporate growth activities and groups that provide administrative, technical, financial and other support to all of our business units. Other operating income (expenses) include general and administration, exploration, research and innovation and other operating income (expense). Sales between segments are carried out on terms that arm’s-length parties would use. Total assets do not include intra-group receivables between segments. Deferred tax assets have been allocated among segments.

(CAD$ in millions)	December 31, 2021
	Copper	Zinc	Steelmaking Coal	Energy	Corporate	Total
Segment revenue	$3,452	$3,574	$6,251	$715	$—	$13,992
Less intra-segment revenue	—	(511)	—	—	—	(511)
Revenue (Note 5(a))	3,452	3,063	6,251	715	—	13,481
Cost of sales	(1,711)	(2,375)	(3,466)	(848)	—	(8,400)
Gross profit (loss)	1,741	688	2,785	(133)	—	5,081
Impairment reversal (Note 7(a))	215	—	—	—	—	215
Other operating income (expense)	(14)	(41)	153	(21)	(523)	(446)
Profit (loss) from operations	1,942	647	2,938	(154)	(523)	4,850
Net finance income (expense)	(116)	(47)	(91)	(26)	70	(210)
Non-operating income (expense)	(137)	4	—	—	28	(105)
Share of loss of associates and joint ventures	(3)	—	—	—	—	(3)
Profit (loss) before taxes	1,686	604	2,847	(180)	(425)	4,532

Capital expenditures	3,074	259	1,284	83	13	4,713
Goodwill (Note 16)	389	—	702	—	—	1,091
Total assets	$18,077	$4,401	$18,390	$2,704	$3,796	$47,368

(CAD$ in millions)	December 31, 2020
	Copper	Zinc	Steelmaking Coal	Energy	Corporate	Total
Segment revenue	$2,419	$3,164	$3,375	$454	$—	$9,412
Less intra-segment revenue	—	(464)	—	—	—	(464)
Revenue (Note 5(a))	2,419	2,700	3,375	454	—	8,948
Cost of sales	(1,560)	(2,177)	(3,098)	(780)	—	(7,615)
Gross profit (loss)	859	523	277	(326)	—	1,333
Asset impairment (Note 7(a))	—	—	—	(1,244)	—	(1,244)
Other operating expenses	(323)	(98)	(193)	(28)	(357)	(999)
Profit (loss) from operations	536	425	84	(1,598)	(357)	(910)
Net finance income (expense)	(151)	(44)	(56)	(26)	9	(268)
Non-operating income (expense)	38	(4)	13	—	(4)	43
Share of gain (loss) of associates and joint ventures	1	—	—	—	(2)	(1)
Profit (loss) before taxes	424	377	41	(1,624)	(354)	(1,136)

Capital expenditures	1,990	247	1,284	91	16	3,628
Goodwill (Note 16)	391	—	702	—	—	1,093
Total assets	$14,546	$4,006	$17,266	$2,658	$2,802	$41,278
28.    Segmented Information (continued)

The geographical distribution of our non-current assets, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2021	December 31, 2020
Canada	$22,949	$22,410
Chile	13,771	10,555
United States	1,788	1,710
Peru	1,597	1,483
Other	162	157
	$40,267	$36,315